Financial Instrument - Risk Management and Fair Value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Mark to market derivative income (expense)	$ 0	$ 0
Debt including current maturities	$ 1,163,900	$ 1,060,765
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Description of impact of hypothetical interest rates on the variable-rate debt and marketable securities	If the interest rate average is 100 basis points more in 2020, the variable-rate debt interest expense would increase by approximately $2.8 million and the estimated fair value of the fixed-rate debt would decreased– by approximately $1.5 million.
Average interest rate on derivatives	1.00%
Change in interest expense	$ 2,800
Increase decrease in fair value of debt	$ 1,500
Brazil, Brazil real [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	9.50%	8.70%
Colombia, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	9.10%	8.30%
Argentina, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	4.00%	4.80%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk revenue	65.70%
Percentage of foreign exchange risk expenses	86.00%
Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 663,293	$ 736,790
Borrowing due through 2029 [member] | Fixed interest rate [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates	1.49%	1.49%
Fixed Rated Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 663,300
Variable Rated Debt [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities			$ 279,800
Fuel derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage	10.00%
Fuel derivative instruments [member] | 2019 projection [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase	$ 21,300